Stockholders’ Deficit (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jun. 21, 2023	Jun. 30, 2025	Dec. 31, 2024	Feb. 09, 2025	Dec. 10, 2024	Dec. 06, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 28, 2021	Dec. 14, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000					1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Percentage of equity proceeds from issuance		60.00%	60.00%
Number of trading days		20 days	20 days
Market value price per share (in Dollars per share)		$ 9.2	$ 9.2
Percentage of warrant exercise price		115.00%	115.00%
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding			0				0
Warrants exercisable term		30 days	30 days
Initial business combination expire years		5 years	5 years
Threshold period for filling registration statement after business combination		15 days	15 days
Threshold period for effective within statement after business combination		60 days	60 days
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant price per (in Dollars per share)		$ 0.01	$ 0.01
Prior written notice of redemption		30 days	30 days
Common stock equals or exceeds (in Dollars per share)		$ 18	$ 18
Threshold trading days		20 days	20 days
Third trading day prior		30 days	30 days
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)			$ 9.2
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Market value price per share (in Dollars per share)		$ 9.2
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		100,000,000	100,000,000					100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001					$ 0.0001
Common stock issued	8,881,250	9,835,000	9,835,000					9,835,000
Common stock outstanding		9,835,000	9,835,000					9,835,000
Common stock subject to possible redemption, shares at redemption		310,156	310,156					2,198,039
Common stock percentage converted basis		25.28%	25.28%
Share issued price per share (in Dollars per share)					$ 11.76
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued		9,835,000	10,145,156					12,033,039
Common stock outstanding		9,835,000	10,145,156					12,033,039
Class A Common Stock [Member] | Business Combination [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)		$ 12	$ 12
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Conversion of shares	8,881,250
Common stock issued				300,000		200,000
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000	10,000,000					10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001					$ 0.0001
Common stock issued
Common stock outstanding
Common stock, voting		one	one
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued
Common stock outstanding
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Previously Reported [Member] | Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued			9,835,000
Common stock outstanding			9,835,000
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		12,687,500	12,687,500
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding			953,750					953,750
Share issued price per share (in Dollars per share)									$ 10	$ 10